CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities:
Net income	$ 375		$ 260		$ 185
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Extraordinary (gain) loss on the acquisition of a business, net of tax	(2)		(4)		1
Loss (gain) on initial consolidation of subsidiaries	4		(12)
Equity in income of investment in unconsolidated affiliates	(7)		(8)		(24)
Depreciation and amortization	408		416		382
Provision for losses (gains) on accounts receivable	4		(4)		6
(Gain) loss on disposal of businesses/assets, net			(38)		8
Loss on early extinguishment of debt	80		7		37
Noncash interest expense	45		51		40
Deferred income taxes	76		40		45
Noncash impairment charge	15		60		2
Noncash loss (gain) on foreign currency transactions	11		(32)		22
Noncash compensation	26		22		24
Portion of insurance settlement representing cash provided by investing activities					(34)
Other, net	(4)		(1)		1
Changes in operating assets and liabilities:
Accounts and notes receivable			(121)		(183)
Accounts receivable from A/R Programs					(254)
Inventories	(248)		(161)		(207)
Prepaid expenses	(3)		(4)		(2)
Other current assets	(1)		(87)		(1)
Other noncurrent assets	103		2		(102)
Accounts payable	134		13		97
Accrued liabilities	41		108		(32)
Other noncurrent liabilities	(197)		(75)		(57)
Net cash provided by (used in) operating activities	860		432		(46)
Investing Activities:
Capital expenditures	(412)		(330)		(236)
Proceeds from settlements treated as reimbursement of capital expenditures			3		34
Acquisition of businesses, net of cash acquired and post-closing adjustments	(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity			28		14
Proceeds from sale of businesses/assets	6		48		2
Increase in receivable from affiliate	(108)		(57)		(57)
Investment in unconsolidated affiliates	(127)		(26)		(27)
Cash received from unconsolidated affiliates	82		32		31
Other, net	(1)		(1)		1
Net cash used in investing activities	(578)		(337)		(238)
Financing Activities:
Net repayments under revolving loan facilities	(15)		(2)		(6)
Revolving loan facility from A/R Programs					254
Net borrowings (repayments) on overdraft facilities	2		9		(2)
Repayments of short-term debt	(53)		(187)		(175)
Borrowings on short-term debt			162		212
Repayments of long-term debt	(694)		(408)		(1,207)
Proceeds from issuance of long-term debt	405		98		923
Repayments of notes payable to affiliate	(139)		(105)		(125)
Proceeds from notes payable to affiliate	299		105		110
Repayments of notes payable	(37)		(34)		(53)
Borrowings on notes payable	34		35		46
Debt issuance costs paid	(11)		(7)		(29)
Call premiums related to early extinguishment of debt	(2)		(6)		(28)
Dividends paid to parent	(96)		(79)
Dividends paid to noncontrolling interest			(9)
Excess tax benefit related to stock-based compensation	4		10		4
Other, net	(3)				(2)
Net cash used in financing activities	(306)		(418)		(78)
Effect of exchange rate changes on cash	3		(7)		4
Decrease in cash and cash equivalents	(21)		(330)		(358)
Cash and cash equivalents at beginning of period	231	[1]	561		919
Cash and cash equivalents at end of period	210	[1]	231	[1]	561
Supplemental cash flow information:
Cash paid for interest	209		205		194
Cash paid for income taxes	$ 129		$ 44		$ 32

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."